Land Use Rights	12 Months Ended
Dec. 31, 2020
Land Use Rights [Abstract]
LAND USE RIGHTS

Note 7 – LAND USE RIGHTS

	December 31, 2020	December 31, 2019
Land use rights	$1,097,384	$1,028,041
Accumulated amortization	(88,379)	(54,817)
Land use rights, net	$1,009,005	$973,224

During the years ended December 31, 2020, 2019 and 2018, amortization expense amounted to $28,253, $28,217 and $7,099, respectively.

As of December 31, 2020 and 2019, land use right with net book value of $829,887 and $793,503, respectively, was pledged as collateral under certain loan arrangements (also see Note 8).

Estimated future amortization expense for land use rights is as follows:

Years ended December 31,	Amortization expense
2021	$21,070
2022	21,070
2023	21,070
2024	21,070
2025	21,070
Thereafter	903,655
$1,009,005